CAPITAL STRUCTURE (Details - Option activity) - Stock Options [Member] - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding, beginning	279,625
Weighted average exercise price, beginning balance outstanding	$ 15.29
Weighted average contractual life (years), options outstanding	8 years 10 months 2 days	8 years 8 months 26 days
Options granted	87,375
Weighted average exercise price, granted	$ 10.52
Weighted average contractual life (years), granted	10 years
Options forfeited	0
Weighted average exercise price, forfeited	$ 0
Options exercised	0
Weighted average exercise price, exercised	$ 0
Options outstanding, ending	367,000
Weighted average exercise price, ending balance outstanding	$ 14.15
Intrinsic value, options outstanding	$ 380,400